Equity	12 Months Ended
Dec. 31, 2025
Equity
Equity
15.	Equity
(a)	Ordinary shares

The Company’s authorized ordinary shares include 2,900,000,000 Class A ordinary shares (entitled to one vote per share) and 100,000,000 Class B ordinary shares (entitled to ten votes per share), with par value USD0.0001 each.

(b)	Dividend distribution to shareholders

In August 2023, the Company declared a cash dividend of USD$0.05 per ordinary share, or USD$0.15 per American Depositary Share (“ADS”), with each ADS representing three Class A ordinary shares. The total amount of RMB150,579 was distributed on September 28, 2023.

In August 2024, the Company’s board of directors declared a cash dividend of US$0.15 per ordinary share, or US$0.45 per ADS. The total amount of RMB436,048 was distributed on September 25, 2024.

In May and November 2025, the Company’s board of directors declared a cash dividend of US$0.14 and US$0.12 per ordinary share, or US$0.42 and US$0.36 per ADS, respectively. The total amount of RMB771,999 was distributed in 2025.

(c)Share repurchase program

The Company announced a three-year share repurchase program approved by the board of directors on May 22, 2025. Under the terms of the approved program, the Company may repurchase up to US$400 million in value of its ordinary shares and/or ADSs, from time to time on the open market at prevailing market prices, in privately negotiated transactions, in block trades and/or through other legally permissible means, depending on market conditions and in accordance with applicable rules and regulations.

As of December 31, 2025, the Company repurchased 1,178,684 ADSs or 3,536,052 Class A ordinary shares for US$46.0 million (before transaction costs and excise tax).